ANNUAL REPORT

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

December 31, 2022

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

	Goldman Sachs VIT Government Money Market			Delaware VIP Fund for Income			Delaware VIP Growth & Income			Delaware VIP Special Situations

Assets:
Investments at fair value	$		4,420,550	$		13,685,588	$		38,542,454	$		15,339,437

Total assets	$		4,420,550	$		13,685,588	$		38,542,454	$		15,339,437

Total net assets	$		4,420,550	$		13,685,588	$		38,542,454	$		15,339,437

Units outstanding			416,861			635,603			885,004			475,166

Investment shares held			4,420,188			2,577,322			1,247,718			508,416

Investments at cost	$		4,420,550	$		16,306,912	$		38,877,455	$		14,426,806

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Variable Annuity Fund D		$10.604	416,861		$21.532	635,603		$43.550	885,004		$32.281	475,166

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

(Continued)

	Delaware VIP International			Delaware VIP Growth Equity			Delaware VIP Investment Grade			Delaware VIP Limited Duration Bond

Assets:
Investments at fair value	$		13,138,991	$		16,208,307	$		9,571,474	$		4,812,494

Total assets	$		13,138,991	$		16,208,307	$		9,571,474	$		4,812,494

Total net assets	$		13,138,991	$		16,208,307	$		9,571,474	$		4,812,494

Units outstanding			553,990			650,024			479,666			535,246

Investment shares held			879,449			1,033,040			1,126,058			541,338

Investments at cost	$		16,404,529	$		15,805,956	$		11,927,203	$		5,097,980

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Variable Annuity Fund D		$23.717	553,990		$24.935	650,024		$19.954	479,666		$8.991	535,246

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2022

(Continued)

	Delaware VIP Opportunity			Delaware VIP Total Return			Delaware VIP Equity Income

Assets:

Investments at fair value	$		14,193,069	$		15,903,340	$		17,858,635

Total assets	$		14,193,069	$		15,903,340	$		17,858,635

Total net assets	$		14,193,069	$		15,903,340	$		17,858,635

Units outstanding			662,444			1,100,098			486,835

Investment shares held			869,138			1,397,474			1,029,885

Investments at cost	$		12,797,771	$		16,711,291	$		16,914,805

		Unit Value	Units Outstanding		Unit Value	Units Outstanding		Unit Value	Units Outstanding

Variable Annuity Fund D		$21.425	662,444		$14.456	1,100,098		$36.682	486,835

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF OPERATIONS

For the year ended December 31, 2022

	Goldman Sachs VIT Government Money Market	Delaware VIP Fund for Income	Delaware VIP Growth & Income	Delaware VIP Special Situations

Income:
Dividends	$70,761	$900,791	$984,555	$125,981
Expenses:
Mortality and administrative expenses	65,947	220,502	589,116	245,544

Net investment income (loss)	4,814	680,289	395,439	(119,563)

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	-	(517,283)	(199,275)	541,666
Realized gain distributions	-	242,628	4,252,021	953,235

Realized gain (loss)	-	(274,655)	4,052,746	1,494,901

Change in unrealized appreciation (depreciation) during the year	-	(2,632,099)	(3,832,541)	(4,062,153)

Net increase (decrease) in net assets from operations	$4,814	$(2,226,465)	$615,644	$(2,686,815)

	Delaware VIP International	Delaware VIP Growth Equity	Delaware VIP Investment Grade	Delaware VIP Limited Duration Bond

Income:
Dividends	$221,332	$-	$415,130	$124,479
Expenses:
Mortality and administrative expenses	205,353	270,744	156,349	82,397

Net investment income (loss)	15,979	(270,744)	258,781	42,082

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	(498,888)	1,333,841	(419,664)	(101,545)
Realized gain distributions	1,223,937	3,856,920	173,378	-

Realized gain (loss)	725,049	5,190,761	(246,286)	(101,545)

Change in unrealized appreciation (depreciation) during the year	(4,057,303)	(11,851,244)	(2,432,962)	(305,133)

Net increase (decrease) in net assets from operations	$(3,316,275)	$(6,931,227)	$(2,420,467)	$(364,596)

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF OPERATIONS

For the year ended December 31, 2022

(Continued)

	Delaware VIP Opportunity	Delaware VIP Total Return	Delaware VIP Equity Income

Income:
Dividends	$38,153	$413,450	$458,347
Expenses:
Mortality and administrative expenses	229,250	262,729	272,809

Net investment income (loss)	(191,097)	150,721	185,538

Realized gains (losses) on investments
Realized gain (loss) on sale of fund shares	768,337	124,421	421,390
Realized gain distributions	1,288,843	1,805,648	2,308,630

Realized gain (loss)	2,057,180	1,930,069	2,730,020

Change in unrealized appreciation (depreciation) during the year	(4,777,961)	(4,676,791)	(2,627,436)

Net increase (decrease) in net assets from operations	$(2,911,878)	$(2,596,001)	$288,122

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2022 and 2021

	Goldman Sachs VIT Government Money Market		Delaware VIP Fund for Income
	2022	2021	2022	2021

Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,814	$(74,783)	$680,289	$745,507
Realized gain distributions	-	-	242,628	-
Realized gains (losses)	-	-	(517,283)	(18,254)
Unrealized appreciation (depreciation) during the year	-	-	(2,632,099)	(52,563)

Net increase (decrease) in net assets from operations	4,814	(74,783)	(2,226,465)	674,690

Contract transactions:
Net insurance premiums from contract owners	1,200	1,473	3,617	119,614
Transfers between subaccounts	332,094	(409,433)	(62,309)	1,306,635
Transfers for contract benefits and terminations	(916,338)	(529,952)	(2,919,590)	(3,199,515)
Contract maintenance charges	(2,021)	(2,090)	(4,888)	(5,628)

Net increase (decrease) in net assets resulting from contract transactions	(585,065)	(940,002)	(2,983,170)	(1,778,894)

Total increase (decrease) in net assets	(580,251)	(1,014,785)	(5,209,635)	(1,104,204)

Net assets at beginning of period	5,000,801	6,015,586	18,895,223	19,999,427

Net assets at end of period	$4,420,550	$5,000,801	$13,685,588	$18,895,223

	Delaware VIP Growth & Income		Delaware VIP Special Situations
	2022	2021	2022	2021

Increase (decrease) in net assets from operations:
Net investment income (loss)	$395,439	$218,351	$(119,563)	$(112,133)
Realized gain distributions	4,252,021	-	953,235	-
Realized gains (losses)	(199,275)	20,235	541,666	808,809
Unrealized appreciation (depreciation) during the year	(3,832,541)	8,875,657	(4,062,153)	5,373,253

Net increase (decrease) in net assets from operations	615,644	9,114,243	(2,686,815)	6,069,929

Contract transactions:
Net insurance premiums from contract owners	27,938	17,286	6,933	6,882
Transfers between subaccounts	(1,402,823)	(725,037)	(90,335)	(1,436,107)
Transfers for contract benefits and terminations	(8,531,926)	(8,200,324)	(3,461,680)	(3,134,146)
Contract maintenance charges	(17,420)	(18,661)	(6,552)	(7,434)

Net increase (decrease) in net assets resulting from contract transactions	(9,924,231)	(8,926,736)	(3,551,634)	(4,570,805)

Total increase (decrease) in net assets	(9,308,587)	187,507	(6,238,449)	1,499,124

Net assets at beginning of period	47,851,041	47,663,534	21,577,886	20,078,762

Net assets at end of period	$38,542,454	$47,851,041	$15,339,437	$21,577,886

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2022 and 2021

(Continued)

	Delaware VIP International		Delaware VIP Growth Equity
	2022	2021	2022	2021

Increase (decrease) in net assets from operations:
Net investment income (loss)	$15,979	$(83,312)	$(270,744)	$(346,899)
Realized gain distributions	1,223,937	405,281	3,856,920	1,086,164
Realized gains (losses)	(498,888)	161,437	1,333,841	2,050,697
Unrealized appreciation (depreciation) during the year	(4,057,303)	600,347	(11,851,244)	5,180,297

Net increase (decrease) in net assets from operations	(3,316,275)	1,083,753	(6,931,227)	7,970,259

Contract transactions:
Net insurance premiums from contract owners	16,248	84,376	7,468	120,486
Transfers between subaccounts	565,825	826,879	1,193,514	(458,170)
Transfers for contract benefits and terminations	(2,682,210)	(3,081,630)	(4,510,122)	(3,214,189)
Contract maintenance charges	(4,890)	(5,965)	(5,448)	(6,035)

Net increase (decrease) in net assets resulting from contract transactions	(2,105,027)	(2,176,340)	(3,314,588)	(3,557,908)

Total increase (decrease) in net assets	(5,421,302)	(1,092,587)	(10,245,815)	4,412,351

Net assets at beginning of period	18,560,293	19,652,880	26,454,122	22,041,771

Net assets at end of period	$13,138,991	$18,560,293	$16,208,307	$26,454,122

	Delaware VIP Investment Grade		Delaware VIP Limited Duration Bond
	2022	2021	2022	2021

Increase (decrease) in net assets from operations:
Net investment income (loss)	$258,781	$251,427	$42,082	$58,982
Realized gain distributions	173,378	492,475	-	-
Realized gains (losses)	(419,664)	34,773	(101,545)	21,361
Unrealized appreciation (depreciation) during the year	(2,432,962)	(1,108,483)	(305,133)	(242,211)

Net increase (decrease) in net assets from operations	(2,420,467)	(329,808)	(364,596)	(161,868)

Contract transactions:
Net insurance premiums from contract owners	10,678	5,315	468	3,618
Transfers between subaccounts	300,934	970,403	(473,505)	469,775
Transfers for contract benefits and terminations	(2,207,114)	(2,658,705)	(1,555,891)	(1,458,839)
Contract maintenance charges	(4,201)	(4,997)	(2,396)	(2,669)

Net increase (decrease) in net assets resulting from contract transactions	(1,899,703)	(1,687,984)	(2,031,324)	(988,115)

Total increase (decrease) in net assets	(4,320,170)	(2,017,792)	(2,395,920)	(1,149,983)

Net assets at beginning of period	13,891,644	15,909,436	7,208,414	8,358,397

Net assets at end of period	$9,571,474	$13,891,644	$4,812,494	$7,208,414

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended December 31, 2022 and 2021

(Continued)

	Delaware VIP Opportunity		Delaware VIP Total Return
	2022	2021	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$(191,097)	$(44,977)	$150,721	$209,353
Realized gain distributions	1,288,843	344,624	1,805,648	-
Realized gains (losses)	768,337	1,256,523	124,421	524,230
Unrealized appreciation (depreciation) during the year	(4,777,961)	2,622,298	(4,676,791)	2,600,805

Net increase (decrease) in net assets from operations	(2,911,878)	4,178,468	(2,596,001)	3,334,388

Contract transactions:
Net insurance premiums from contract owners	3,760	4,917	707	3,977
Transfers between subaccounts	276,660	(844,067)	(221,199)	249,386
Transfers for contract benefits and terminations	(3,770,892)	(3,198,963)	(4,791,672)	(3,778,952)
Contract maintenance charges	(5,165)	(5,584)	(6,697)	(7,140)

Net increase (decrease) in net assets resulting from contract transactions	(3,495,637)	(4,043,697)	(5,018,861)	(3,532,729)

Total increase (decrease) in net assets	(6,407,515)	134,771	(7,614,862)	(198,341)

Net assets at beginning of period	20,600,584	20,465,813	23,518,202	23,716,543

Net assets at end of period	$14,193,069	$20,600,584	$15,903,340	$23,518,202

	Delaware VIP Equity Income
	2022	2021
Increase (decrease) in net assets from operations:
Net investment income (loss)	$185,538	$98,433
Realized gain distributions	2,308,630	-
Realized gains (losses)	421,390	611,436
Unrealized appreciation (depreciation) during the year	(2,627,436)	3,696,037

Net increase (decrease) in net assets from operations	288,122	4,405,906

Contract transactions:
Net insurance premiums from contract owners	20,021	3,674
Transfers between subaccounts	(514,253)	(246,288)
Transfers for contract benefits and terminations	(4,289,164)	(5,262,675)
Contract maintenance charges	(7,045)	(7,934)

Net increase (decrease) in net assets resulting from contract transactions	(4,790,441)	(5,513,223)

Total increase (decrease) in net assets	(4,502,319)	(1,107,317)

Net assets at beginning of period	22,360,954	23,468,271

Net assets at end of period	$17,858,635	$22,360,954

The accompanying notes are an integral part of these financial statements.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 1—Organization

First Investors Life Variable Annuity Fund D (“Separate Account D”, the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the “Company”, “we” or “us”). NNY, domiciled in the State of New York, is a wholly-owned subsidiary of the Nassau Companies of New York (“NCNY” or the _Parent_) and an indirect subsidiary of Nassau Financial Group, L.P. (“Nassau”). Nassau is a financial services company providing life insurance and annuities, reinsurance and asset management.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Goldman Sachs VIT Government Money Market Fund

Delaware VIP Fund Series portfolios:

Fund for Income, Growth & Income, Special Situations, International, Growth Equity, Investment Grade, Limited Duration Bond, Opportunity, Total Return, and Equity Income.

NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ( SEC ). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities.

Note 2—Significant Accounting Policies

A.	Basis of Presentation

The financial statements of Separate Account D are presented in conformity with U.S. generally accepted accounting principles (“GAAP”) based on guidance in Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

Fair Value Measurements

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 2—Significant Accounting Policies (Continued)

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of investments in Separate Account D is determined using valuation techniques that maximize the use of observable inputs (Levels 1 and 2) and minimize the use of unobservable inputs (Level 3) within the fair value hierarchy established by the Financial Accounting Standards Board (“FASB”). The three levels of inputs within this hierarchy are described below:

•	Level 1 – unadjusted quoted prices in active markets for identical assets or liabilities that Separate Account D has the ability to access.

•

Level 2 – observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 – unobservable inputs for the asset and liability, to the extent relevant inputs are not available, representing Separate Account D’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2022.

B.	Investment income

Investment income consists of dividends declared by the Fund and is recognized on the ex-dividend date. Realized gains and losses are recorded on a trade date basis. Reinvested realized gain distributions are recorded when received. Average cost is used as the basis of investments held and sold. The change in the value of the Fund is recorded as unrealized appreciation or depreciation and is included in the accompanying statement of operations.

C.	Federal Income taxes

The operations of Separate Account D are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of Separate Account D to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to Separate Account D for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

D.	Use of estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change, including matters related to or impacted by the COVID-19 pandemic, such as possibility for elevated mortality and investment market volatility.

E.	Investments

Shares of the Fund held by the subaccount of Separate Account D are valued at net asset value (“NAV”) per share of the Fund, which values the underlying investment securities at fair value on a daily basis. The NAV is a Level 1 input within the FASB fair value hierarchy since there is a readily determinable market, there are no restrictions on the Fund’s redemption and sufficient transaction volumes exists. All distributions received from the Fund are reinvested to purchase additional shares of the Fund at net asset value. Investment transactions are accounted for on a trade date basis and average cost is the basis followed in determining the cost of investments sold for financial statement purposes.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 3—Investments

At December 31, 2022, investments in Funds in which the subaccounts of Separate Account D invest, were presented using the NAV of the Funds. There were no transfers between the Levels in the FASB fair value hierarchy during the year ended December 31, 2022.

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2022 were as follows:

Investment Option	Purchases	Sales

Goldman Sachs VIT Government Money Market	$633,610	$(1,214,222)

Delaware VIP Fund for Income	1,299,873	(3,360,153)

Delaware VIP Growth & Income	5,321,794	(10,598,954)

Delaware VIP Special Situations	1,185,932	(3,904,330)

Delaware VIP International	1,837,163	(2,702,289)

Delaware VIP Growth Equity	4,758,659	(4,487,117)

Delaware VIP Investment Grade	858,173	(2,325,718)

Delaware VIP Limited Duration Bond	300,844	(2,290,086)

Delaware VIP Opportunity	1,677,952	(4,075,889)

Delaware VIP Total Return	2,390,391	(5,452,988)

Delaware VIP Equity Income	3,032,522	(5,329,193)

Note 4—Changes in Units

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	For the period ended December 31, 2022			For the period ended December 31, 2021

Investment Option	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Goldman Sachs VIT Government Money Market	54,181	(109,673)	(55,492)	17,073	(104,954)	(87,881)

Delaware VIP Fund for Income	8,777	(142,739)	(133,962)	44,533	(117,000)	(72,467)

Delaware VIP Growth & Income	2,688	(239,301)	(236,613)	7,860	(231,719)	(223,859)

Delaware VIP Special Situations	4,256	(108,217)	(103,961)	11,654	(145,944)	(134,290)

Delaware VIP International	20,436	(104,326)	(83,890)	28,386	(101,837)	(73,451)

Delaware VIP Growth Equity	35,907	(153,733)	(117,826)	32,915	(143,096)	(110,181)

Delaware VIP Investment Grade	15,461	(105,106)	(89,645)	35,074	(103,626)	(68,552)

Delaware VIP Limited Duration Bond	20,614	(242,798)	(222,184)	40,072	(141,505)	(101,433)

Delaware VIP Opportunity	18,734	(174,661)	(155,927)	14,457	(183,123)	(168,666)

Delaware VIP Total Return	13,350	(347,972)	(334,622)	28,811	(253,827)	(225,016)

Delaware VIP Equity Income	7,819	(142,973)	(135,154)	9,468	(173,552)	(164,084)

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 5—Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios (excluding expenses of the underlying fund) and total return ratios for each of the five years in the periods ended December 31, 2022, 2021, 2020, 2019, and 2018 follows:

	At December 31,			For the periods ended December 31,

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]

Goldman Sachs VIT Government Money Market 2022	417	10.604	4,421	1.51%	1.40%	0.16%

2021	472	10.587	5,001	0.01%	1.40%	(1.39%	)

2020	560	10.737	6,016	0.17%	1.40%	(1.23%	)

2019	230	10.870	2,517	1.22%	1.40%	(0.06%	)

2018	336	10.876	3,674	1.23%	1.40%	(0.17%	)
Delaware VIP Fund for Income 2022	636	21.532	13,686	5.76%	1.40%	(12.31%	)

2021	770	24.553	18,895	5.16%	1.40%	3.41%

2020	842	23.743	19,999	5.96%	1.40%	6.44%

2019	1,019	22.306	22,741	5.18%	1.40%	11.21%

2018	1,032	20.057	20,697	5.19%	1.40%	(3.94%	)
Delaware VIP Growth & Income 2022	885	43.550	38,542	2.35%	1.40%	2.08%

2021	1,122	42.662	47,851	1.85%	1.40%	20.49%

2020	1,345	35.407	47,664	2.07%	1.40%	(1.85%	)

2019	1,617	36.075	58,340	1.61%	1.40%	23.85%

2018	1,850	29.127	53,910	1.44%	1.40%	(11.42%	)
Delaware VIP Special Situations 2022	475	32.281	15,339	0.72%	1.40%	(13.36%	)

2021	579	37.259	21,578	0.88%	1.40%	32.41%

2020	713	28.140	20,079	1.69%	1.40%	(3.22%	)

2019	826	29.075	24,019	0.70%	1.40%	18.68%

2018	879	24.498	21,539	0.47%	1.40%	(17.76%	)
Delaware VIP International 2022	554	23.717	13,139	1.52%	1.40%	(18.49%	)

2021	638	29.097	18,560	0.98%	1.40%	5.37%

2020	711	27.614	19,653	-	1.40%	5.67%

2019	838	26.133	21,907	0.78%	1.40%	23.17%

2018	901	21.217	19,121	0.79%	1.40%	(13.38%	)
Delaware VIP Growth Equity 2022	650	24.935	16,208	-	1.40%	(27.62%	)

2021	768	34.452	26,454	0.03%	1.40%	37.29%

2020	878	25.095	22,042	0.42%	1.40%	27.69%

2019	1,036	19.653	20,360	0.30%	1.40%	22.62%

2018	988	16.027	15,839	0.31%	1.40%	(5.13%	)
Delaware VIP Investment Grade 2022	480	19.954	9,571	3.74%	1.40%	(18.22%	)

2021	569	24.401	13,892	3.08%	1.40%	(2.11%	)

2020	638	24.927	15,909	3.62%	1.40%	10.35%

2019	754	22.589	17,048	3.84%	1.40%	11.06%

2018	870	20.340	17,700	3.95%	1.40%	(3.39%	)

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 5—Financial Highlights (Continued)

	At December 31,			For the periods ended December 31,

	Units (000’s)	Unit Fair Value	Net Assets (000’s)	Investment Income Ratio[1]	Expense Ratio[2]	Total Return[3]

Delaware VIP Limited Duration Bond 2022	535	8.991	4,812	2.13%	1.40%	(5.52%	)

2021	757	9.517	7,208	2.15%	1.40%	(2.07%	)

2020	859	9.718	8,358	2.80%	1.40%	2.34%

2019	1,002	9.495	9,523	0.65%	1.40%	2.64%

2018	1,124	9.251	10,409	2.03%	1.40%	(1.61%	)

Delaware VIP Opportunity

2022	662	21.425	14,193	0.23%	1.40%	(14.89%	)

2021	818	25.173	20,601	1.19%	1.40%	21.40%

2020	987	20.735	20,466	0.69%	1.40%	9.26%

2019	1,129	18.978	21,420	1.23%	1.40%	28.30%

2018	1,173	14.792	17,343	0.52%	1.40%	(16.56%	)

Delaware VIP Total Return

2022	1,100	14.456	15,903	2.22%	1.40%	(11.81%	)

2021	1,435	16.392	23,518	2.26%	1.40%	14.74%

2020	1,660	14.287	23,717	2.14%	1.40%	(0.50%	)

2019	1,847	14.358	26,527	1.91%	1.40%	17.23%

2018	1,956	12.248	23,964	1.61%	1.40%	(8.94%	)

Delaware VIP Equity Income

2022	487	36.682	17,859	2.37%	1.40%	2.04%

2021	622	35.951	22,361	1.82%	1.40%	20.49%

2020	786	29.837	23,468	2.59%	1.40%	(1.72%	)

2019	967	30.358	29,358	3.02%	1.40%	21.00%

2018	1,101	25.089	27,638	1.87%	1.40%	(9.69%	)

1. These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

2. These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for the periods indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through redemption of units and expenses of the underlying fund have been excluded.

3. These amounts represent the total return for the periods indicated, including changes in value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

Note 6—Mortality and Expense Risks and Deductions

In consideration for its assumption of the mortality and expense risks connected with the Variable Annuity Contracts, NNY deducts an amount equal on an annual basis to 1.25% of the daily net asset value of Separate Account D. An additional administrative charge equal on an annual basis to 0.15% of the daily net asset value is deducted. These deductions are assessed through a reduction of unit values.

An annual contract maintenance charge of $30 ($35 for First Choice Bonus Annuity contracts) is deducted from the accumulated value of the contract on the last business day of the contract year or on the date of surrender of the contract, if earlier and is assessed through the redemption of units.

FIRST INVESTORS LIFE

VARIABLE ANNUITY FUND D

NOTES TO FINANCIAL STATEMENTS

December 31, 2022

Note 6—Mortality and Expense Risks and Deductions (Continued)

The Variable Annuity Contracts are sold without an initial sales charge, but at the time of a full or partial surrender of the Contract, they may be subject to a contingent deferred sales charge (“CDSC”) of 0% to 7% (0% to 8% for First Choice Bonus Annuity contracts) of the value of the Accumulation Units surrendered.

Note 7—Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

KPMG LLP One Financial Plaza 755 Main Street Hartford, CT 06103

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company

and Contract Owners of First Investors Life Variable Annuity Fund D:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise First Investors Life Variable Annuity Fund D (the Separate Account), as of December 31, 2022, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes including the financial highlights in Note 5 for each of the years in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2022, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more of the Nassau Insurance Group Holdings’ separate accounts companies since 2015.

Hartford, Connecticut

April 14, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix

Goldman Sachs VIT Government Money Market

Delaware VIP Fund for Income

Delaware VIP Growth & Income

Delaware VIP Special Situations

Delaware VIP International

Delaware VIP Growth Equity

Delaware VIP Investment Grade

Delaware VIP Limited Duration Bond

Delaware VIP Opportunity

Delaware VIP Total Return

Delaware VIP Equity Income

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

1851 Securities, Inc.

One American Row

Hartford, Connecticut 06102

Underwriter

Independent Registered Public Accounting Firm

KPMG LLP

1 Financial Plaza 755 Main Street, 11th Floor

Hartford, CT 06103

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

Nassau Life Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

OL4258 © 2022 The Nassau Companies of New York	12-22